Debt (Related Party)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt (Related Party) [Abstract]
Debt (Related Party)

8. Debt (Related Party)

February 2024 Term Loan

In February 2024, the Company issued a promissory note (the “February 2024 Term Loan”) with a minimum principal amount of $5.0 million and up to $10.0 million to GAT Funding, LLC (“GAT”), an entity controlled by Glen A. Taylor, a member of the Company’s board of directors and a controlling stockholder of the Company. At closing, the Company drew down $5.0 million from the February 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7.5 million of net tangible assets, the Company had the ability to draw the remaining $5.0 million in $2.5 million tranches, as long as each request was made prior to February 1, 2025. In both May 2024 and July 2024, the Company requested and received additional advances of $2.5 million under the February 2024 Term Loan. As of June 30, 2025, the balance outstanding on the February 2024 Term Loan was $10.2 million, net of discount.

The February 2024 Term Loan has a five-year term and matures on February 27, 2029. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the February 2024 Term Loan. Interest will accrue and is not payable for the first two years of the term and will compound and be added to the principal balance of the February 2024 Term Loan both on the first and second anniversary of the February 2024 Term Loan. The Company may prepay the accrued interest and principal of the February 2024 Term Loan without penalty, with 10 days’ notice.

August 2024 Term Loan

In August 2024, the Company issued an additional promissory note (the “August 2024 Term Loan”) with a principal amount of up to $10.0 million to GAT. At closing, the Company drew down $5.0 million from the August 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7.5 million of net tangible assets, the Company had the ability to draw the remaining $5.0 million in $2.5 million tranches, as long as each request is made prior to August 1, 2025. In December 2024, the Company requested and received an additional advance of $5.0 million under the August 2024 Term Loan. As of June 30, 2025, the balance outstanding on the August 2024 Term Loan was $9.3 million, net of discount.

The August 2024 Term Loan has a five-year term and matures on August 27, 2029. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the August 2024 Term Loan. Interest will accrue and is not payable for the first two years of the term and will compound and be added to the principal balance of the August 2024 Term Loan both on the first and second anniversary of the August 2024 Term Loan. The Company may prepay the accrued interest and principal of the August 2024 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company is required to issue warrants to purchase 250,000 shares of its Common Stock for each $2.5 million of principal funded under the February 2024 Term Loan and August 2024 Term Loan. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche.

Warrants - February 2024 Term Loan and August 2024 Term Loan

At closing of the initial funding of the February 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $1.24 per share. These warrants expire on February 27, 2026. Upon the second draw made in May 2024, the Company issued warrants to purchase 250,000 shares of Common Stock at an exercise price of $3.04 per share. These warrants expire on May 28, 2026. Upon the third draw made in July 2024, the Company issued warrants to purchase 250,000 shares of Common Stock at an exercise price of $2.25 per share. These warrants expire on July 23, 2026.

At closing of the initial funding of the August 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $2.97 per share. These warrants expire on August 27, 2026. Upon the second draw made in December 2024, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $2.20 per share. These warrants expire on December 11, 2026.

March 2025 Term Loan

In March 2025, the Company issued a promissory note (the “March 2025 Term Loan” and, collectively with the February 2024 Term Loan and August 2024 Term Loan, the “Term Loans”) with a minimum principal amount of $5.0 million and up to $10.0 million to GAT. At closing, the Company drew down $5.0 million from the March 2025 Term Loan. Provided that no event of default has occurred and the Company submits a request for funding certifying that the Company has less than $7.5 million of net tangible assets, the Company has the ability to draw the remaining $5.0 million in $2.5 million tranches, as long as each request is made prior to March 2026. On June 26, 2025, the Company requested and received an additional advance of $5.0 million under the March 2025 Term Loan. As of June 30, 2025, the balance outstanding on the March 2025 Term Loan was $8.4 million, net of discount.

The March 2025 Term Loan has a five-year term and matures on March 6, 2030. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the March 2025 Term Loan. Interest will accrue and is not payable for the first two years of the term and will compound and be added to the principal balance of the March 2025 Term Loan both on the first and second anniversary of the March 2025 Term Loan. The Company may prepay the accrued interest and principal of the March 2025 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company is required to issue warrants to purchase 375,000 shares of its Common Stock for each $2.5 million of principal funded under the March 2025 Term Loan. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche. At closing of the initial funding of the March 2025 Term Loan, the Company issued warrants to purchase 750,000 shares of Common Stock at an exercise price of $1.35 per share. These warrants expire on March 6, 2028. Upon the second draw made in June 2025, the Company issued warrants to purchase 750,000 shares of Common Stock at an exercise price of $1.48. These warrants expire on June 26, 2027.

The Term Loans were accounted for as a conventional debt instrument and are accounted for in accordance with Accounting Standards Update 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40).

As a result of the issuance of the warrants with the February 2024, May 2024 and July 2024 closings of the February 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $0.2 million, $0.2 million, and $0.2 million, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheets. Subsequently, these debt discounts are being recorded to interest expense, related party over the term of the February 2024 Term Loan.

As a result of the issuance of the warrants with the August 2024 and December 2024 closings of the August 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $0.5 million and $0.3 million, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheet. Subsequently, these debt discounts are being recorded to interest expense, related party over the term of the August 2024 Term Loan.

As a result of the issuance of the warrants with the March 2025 and June 2025 closings of the March 2025 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $0.7 million and $0.9 million, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheet. Subsequently, these debt discounts are being recorded to interest expense, related party over the term of the March 2025 Term Loan.

The Company uses the Black-Scholes option model to estimate the fair value of warrants issued in connection with the Term Loans. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued during the six months ended June 30, 2025 and 2024:

Six Months Ended June 30,
	2025	2024
Risk-free rate	3.7% - 3.9%	4.6% - 4.9%
Expected dividend yield	—	—
Expected term (years)	1.8 - 2.0	1.8 - 2.0
Expected volatility	136.0% - 144.0%	42.4% - 45.8%
Stock price	$1.35 - $1.48	$1.24 - $3.05

The Company uses a present value calculation of future cash flows to estimate the fair value of the Term Loans at the date of issuance. The Company used the following inputs in the valuation of Term Loans issued during the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30,
	2025	2024
Principal	$10,000,000	$7,500,000
Coupon rate	8.0%	8.0%
Issuance date	3/11/2025 - 6/26/2025	3/4/2024 - 5/23/2024
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	3/6/2030	2/27/2029
Market rate (1)	11.7% - 16.4%	7.8%

(1)	Discounted using the interpolated S&P CCC yield curve commensurate with the remaining term of the note.

During the six months ended June 30, 2025 and 2024, the Company recognized $1.1 million and $0.2 million, respectively, of interest expense in relation to the Term Loans, at effective interest rates ranging from 9.69% to 13.19%. Included within this interest expense total, the Company recognized $0.2 million and less than $0.1 million of debt discount amortization during the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, accrued interest of $1.0 million and $0.7 million, respectively, is recorded in accrued interest (related party) and unamortized debt discount of $2.7 million and $1.3 million, respectively, is recorded within term loans payable (related party) on the Company’s unaudited condensed consolidated balance sheets.

9. Debt (Related Party)

Convertible Notes

In 2012, the Company issued a convertible note to a controlling stockholder and member of the board of directors (the “2012 Convertible Note”) and in 2013 the Company issued convertible notes to various stockholders (the “2013 Convertible Notes”) (collectively, the “Convertible Notes”). On April 17, 2023, the Convertible Notes were amended as part of the Business Combination Agreement, to provide for automatic conversion immediately prior to the Merger. The conversion formulae were not adjusted as part of these amendments. The loan amendments were accounted for as extinguishments with a related party and treated as deemed capital contributions.

Effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest on the Convertible Notes was automatically converted into Common Stock at a conversion price of $15.72 per share (see Note 3) and the fair value of the Convertible Notes was derecognized from the consolidated balance sheets.

The Company elected the fair value option for the Convertible Notes under ASC 825, with changes in fair value recorded in earnings each reporting period. The Company recorded an expense of $13.3 million related to the change in fair value prior to the conversion of the Convertible Notes during the year ended December 31, 2023.

Envoy Bridge Note

On April 17, 2023, the Company entered into the Envoy Bridge Note with a controlling stockholder and member of the board of directors for an aggregate borrowing capacity of $10.0 million, an interest rate of 4.5% per annum and maturity date of December 31, 2025. The Envoy Bridge Note was unsecured. According to this agreement, $4.0 million of the borrowing capacity was funded via the transfer of $4.0 million in principal from the 2012 Convertible Note. An additional $3.0 million was drawn upon during the second quarter of 2023 and $3.0 million was drawn upon during the third quarter of 2023. The transfer of $4.0 million in principal from the 2012 Convertible Note to the Envoy Bridge Note was accounted for as a debt modification.

The difference between the proceeds received and the issuance-date fair value was recorded as a deemed capital contribution from related party in the consolidated statements of stockholders’ deficit.

The Company could have prepaid the Envoy Bridge Note in whole or in part without premium or penalty. Contingent upon, and effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest, automatically converted to Series A Preferred Stock at a conversion price of $10.00 per share.

If the Business Combination Agreement terminated pursuant to its terms, at the sole discretion of the noteholder, the outstanding principal amount plus accrued and unpaid interest could have been converted into shares of Envoy Medical Corporation Common Stock at a conversion price of $1.00 per share, subject to various adjustments as defined in the agreement.

If the Business Combination Agreement terminated pursuant to its terms and in the event that the Company obtained additional equity financing pursuant to which the Company sold shares of either common or preferred stock, at the sole discretion of the noteholder, the principal amount plus accrued and unpaid interest would have converted to the class of stock being offered in the financing at a price per share equal to 80% of the price per share paid by investors for the offered shares.

On August 23, 2023, the Envoy Bridge Note was amended pursuant to which the Company could have drawn an additional $5.0 million if the Company had less than $5.0 million in cash or net tangible assets immediately following the Merger. In addition, the Company could have drawn up to $2.0 million if the Merger did not occur by September 30, 2023.

Effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest, was automatically converted to Series A Preferred Stock at a conversion price of $10.00 per share and the fair value of the Envoy Bridge Note was derecognized from the consolidated balance sheets.

2024 Term Loans

In February 2024, the Company issued a promissory note (the “February 2024 Term Loan”) with a minimum principal amount of $5.0 million and up to $10.0 million to GAT, an entity controlled by Glen A. Taylor, a member of the Company’s board of directors and a controlling stockholder of the Company. At closing, the Company drew down $5.0 million from the February 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7.5 million of net tangible assets, the Company had the ability to draw the remaining $5.0 million in $2.5 million tranches, as long as each request was made prior to February 1, 2025. In both May 2024 and July 2024, the Company requested and received additional advances of $2.5 million under the February 2024 Term Loan. As of December 31, 2024, the balance outstanding on the February 2024 Term Loan was $9.5 million, net of discount.

The February 2024 Term Loan has a five-year term and matures on February 27, 2029. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the February 2024 Term Loan. Interest will accrue and is not payable for the first two years of the term and will compound and be added to the principal balance of the February 2024 Term Loan both on the first and second anniversary of the February 2024 Term Loan. The Company may prepay the accrued interest and principal of the February 2024 Term Loan without penalty, with 10 days’ notice.

In August 2024, the Company issued an additional promissory note (the “August 2024 Term Loan” and, collectively with the February 2024 Term Loan, the “2024 Term Loans”) with a principal amount of up to $10.0 million to GAT. At closing, the Company drew down $5.0 million from the August 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7.5 million of net tangible assets, the Company had the ability to draw the remaining $5.0 million in $2.5 million tranches, as long as each request is made prior to August 1, 2025. In December 2024, the Company requested and received an additional advance of $5.0 million under the August 2024 Term Loan. As of December 31, 2024, the balance outstanding on the August 2024 Term Loan was $9.2 million, net of discount.

The August 2024 Term Loan has a five-year term and matures on August 27, 2029. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the August 2024 Term Loan. Interest will accrue and is not payable for the first two years of the term and will compound and be added to the principal balance of the August 2024 Term Loan both on the first and second anniversary of the August 2024 Term Loan. The Company may prepay the accrued interest and principal of the August 2024 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company is required to issue warrants to purchase 250,000 shares of its Common Stock for each $2.5 million of principal funded under the 2024 Term Loans. The warrants will have an exercise price equal to the closing price on the date of funding of the applicable tranche.

At closing of the initial funding of the February 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $1.24 per share. These warrants expire on February 27, 2026. Upon the second draw made in May 2024, the Company issued warrants to purchase 250,000 shares of Common Stock at an exercise price of $3.04 per share. These warrants expire on February 28, 2026. Upon the third draw made in July 2024, the Company issued warrants to purchase 250,000 shares of Common Stock at an exercise price of $2.25 per share. These warrants expire on July 23, 2026.

At closing of the initial funding of the August 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $2.97 per share. These warrants expire on August 27, 2026. Upon the second draw made in December 2024, the Company issued warrants to purchase 500,000 shares of Common Stock at an exercise price of $2.20 per share. These warrants expire on December 11, 2026.

The 2024 Term Loans were accounted for as a conventional debt instrument and are accounted for in accordance with ASU 2020-06.

As a result of the issuance of the warrants with the initial closing of the February 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $0.2 million as a debt discount and additional paid-in capital on the consolidated balance sheets. As a result of the additional draws made in May 2024 and July 2024, the Company recorded the fair value of the additional warrants in the amount of $0.2 million and $0.2 million, respectively, as debt discounts and additional paid-in capital. Subsequently, these debt discounts are being recorded to interest expense, related party over the term of the February 2024 Term Loan.

As a result of the issuance of the warrants with the initial closing of the August 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $0.5 million as a debt discount and additional paid-in capital on the consolidated balance sheets. As a result of the additional draw made in December 2024, the Company recorded the fair value of the additional warrant in the amount of $0.3 million as a debt discount and additional paid-in capital. Subsequently, this debt discount is being recorded to interest expense, related party over the term of the August 2024 Term Loan.

The fair value of the warrants issued in connection with the 2024 Term Loans is estimated using the Black-Scholes option model using the following key inputs during the year ended December 31, 2024:

Year Ended December 31, 2024
Risk-free interest rate	3.8% - 4.9%
Expected term (years)	1.77 - 2.00
Volatility	42.0% - 49.0%
Stock price	$1.24 - $3.05

During the year ended December 31, 2024, respectively, the Company recognized $0.7 million of interest expense in relation to the 2024 Term Loans, at an effective interest rate of 9.68% and 10.67% for the February 2024 Term Loan and August 2024 Term Loan, respectively. Additionally, during the year ended December 31, 2024, the Company recognized $0.1 million of amortization of the debt discount. As of December 31, 2024, accrued interest of $0.7 million is recorded in accrued expenses and unamortized debt discount of $1.3 million is recorded within term loans payable (related party) on the Company’s consolidated balance sheets.